Revenue and segment information (Reportable segments' assets reconciled to total assets) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Reportable segments' assets [line items]
Segment assets		¥ 419,903,311	¥ 396,589,511	[1],[2]
PRC GAAP [member] | Reportable segment total [member]
Reportable segments' assets [line items]
Segment assets		396,350,552	375,802,537	[1]
PRC GAAP [member] | Investment in Huaneng Finance [member]
Reportable segments' assets [line items]
Segment assets		1,391,431	1,336,777	[1]
PRC GAAP [member] | Deferred income tax assets [member]
Reportable segments' assets [line items]
Segment assets		3,143,465	3,010,787	[1]
PRC GAAP [member] | Prepaid income tax [member]
Reportable segments' assets [line items]
Segment assets		134,477	150,838	[1]
PRC GAAP [member] | Available-for-sale financial assets [member]
Reportable segments' assets [line items]
Segment assets	[1]		1,654,993
PRC GAAP [member] | Other equity instrument investments [member]
Reportable segments' assets [line items]
Segment assets		2,083,419
PRC GAAP [member] | Corporate assets [member]
Reportable segments' assets [line items]
Segment assets		338,113	395,148	[1]
Effect of transition to IFRSs [member] | Impact of restatement under PRC GAAP in relation to business combination under common control (Note 41) [member]
Reportable segments' assets [line items]
Segment assets	[1]	0	(3,657,352)
Effect of transition to IFRSs [member] | Impact of other IFRS adjustments [member]
Reportable segments' assets [line items]
Segment assets	[3]	¥ 16,461,854	¥ 17,895,783	[1]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments of the prior year transactions. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.